Receipts in Advance and Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
RECEIPTS IN ADVANCE AND DEFERRED REVENUE [Abstract]
Receipts in advance	$ 20,243	$ 18,198
Deferred revenue	21,923	20,980
Total	$ 42,166	$ 39,178